Investment properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Fair value at the beginning of the year	$ 3,210,643
Fair value at the end of the year	3,469,474	$ 3,210,643
Level 3 [Member] | Shopping Malls in Argentina [Member]
Statement [Line Items]
Additions	21,426	63,525
Disposals	0	(24)
Transfers	(657)	(5,107)
Net (loss) / gain from fair value adjustment	265,961	610,859
Additions of capitalized leasing costs	198	156
Amortization of capitalized leasing costs (i)	(326)	(334)
Currency translation adjustment	0	0
Balance incorporated by business combination (ii)	22,320	0
Fair value at the beginning of the year	1,903,679	1,234,604
Fair value at the end of the year	2,212,601	1,903,679
Level 2 [Member]
Statement [Line Items]
Additions	76,891	35,983
Disposals	(2,544)	(12,138)
Transfers	(52,432)	(148,425)
Net (loss) / gain from fair value adjustment	(75,722)	(585,385)
Additions of capitalized leasing costs	282	87
Amortization of capitalized leasing costs (i)	(193)	(175)
Currency translation adjustment	3,627	(7,312)
Balance incorporated by business combination (ii)	0	0
Fair value at the beginning of the year	1,306,964	2,024,329
Fair value at the end of the year	$ 1,256,873	$ 1,306,964